TYPE 13F-HR
PERIOD 06/30/05
FILER
    CIK					0001013538
    CCC					4ovhbaq$

SUBMISSION-CONTACT
     NAME			Thomas B. Murray
     PHONE			703-719-0026
Attached Documents Page (2)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005



Check here if Amendment   [   ]  ;    Amendment Number:
This Amendment   (Check only one.) : [    ]  is a restatement.
						 [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      The Edgar Lomax Company
Address:	6564 Loisdale Court,
		Suite 310
		Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas B. Murray
Title:	Senior Vice President of Operations
Phone:	703-719-0026
Signature, Place, and Date of Signing:
________________________	Springfield, Virginia August 12, 2005

Report Type  (Check only one.):

[ x ]	13F HOLDINGS  REPORT.  (Check here if all holdings of
	this reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager (s).)


[   ]	13F COMBINATION REPORT.  Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	47

Form 13F Information Table Value Total:	$ 1,928,044 MM


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                                                          Form 13F Information Table

        Name of Issuer         Title  CUSIP      Value     Shares/  SH/ Invstmt  Other     Voting Authority
                                                (X$1000)  PRN AMT  PRN  Dscretn  Mngrs  a)Sole b)Shared c)None

ALLSTATE CORPORATION            Com 020002101     $93,761 1,569,225 SH   Sole            996,125       573,100
ALTRIA GROUP INC                Com 02209S103     $58,407   903,291 SH   Sole            569,298       333,993
AMERICAN ELECTRIC POWER         Com 025537101     $10,198   276,600 SH   Sole            172,000       104,600
AMERICAN INTERNATIONAL GROUP    Com 026874107     $36,799   633,380 SH   Sole            402,845       230,535
AT&T CORP                       Com 001957505      $9,520   499,988 SH   Sole            310,200       189,788
BANK OF AMERICA CORP            Com 060505104     $78,759 1,726,800 SH   Sole          1,096,000       630,800
BLACK & DECKER CORP             Com 091797100     $16,479   183,400 SH   Sole            116,800        66,600
BOEING                          Com 097023105     $54,309   822,870 SH   Sole            528,370       294,500
BRISTOL-MYERS SQUIBB            Com 110122108     $50,005 2,001,800 SH   Sole          1,270,200       731,600
CAMPBELL SOUP CO                Com 134429109     $17,062   554,500 SH   Sole            348,500       206,000
CIGNA                           Com 125509109     $75,884   709,000 SH   Sole            451,700       257,300
CITIGROUP INC                   Com 172967101     $53,184 1,150,420 SH   Sole            738,505       411,915
COCA COLA CO                    Com 191216100     $42,010 1,006,215 SH   Sole            644,780       361,435
DOW CHEMICAL                    Com 260543103     $35,600   799,450 SH   Sole            506,350       293,100
DUPONT                          Com 263534109     $36,994   860,131 SH   Sole            553,001       307,130
EASTMAN KODAK                   Com 277461109     $59,609 2,220,080 SH   Sole          1,413,180       806,900
ENTERGY CORP                    Com 29364G103     $11,015   145,800 SH   Sole             91,000        54,800
EXELON CORP                     Com 30161N101     $78,788 1,534,924 SH   Sole            975,924       559,000
EXXON MOBIL CORP.               Com 30231G102    $105,143 1,829,537 SH   Sole          1,160,344       669,193
FORD MTR CO DEL                 Com 345370860      $6,698   654,114 SH   Sole            407,289       246,825
GENERAL DYNAMICS CORP           Com 369550108     $73,493   670,925 SH   Sole            429,325       241,600
GENERAL ELECTRIC                Com 369604103      $9,116   263,100 SH   Sole            163,700        99,400
GENERAL MTRS CORP               Com 370442105     $46,426 1,365,460 SH   Sole            872,065       493,395
HARTFORD FINL SVCS              Com 416515104     $77,162 1,031,850 SH   Sole            656,550       375,300
HEINZ                           Com 423074103      $8,674   244,900 SH   Sole            152,100        92,800
HEWLETT PACKARD CO              Com 428236103     $46,768 1,989,265 SH   Sole          1,267,000       722,265
HOME DEPOT INC                  Com 437076102     $27,275   701,160 SH   Sole            446,170       254,990
HONEYWELL INTL INC              Com 438516106      $9,857   269,100 SH   Sole             167300       101,800
INTERNATIONAL PAPER             Com 460146103      $6,845   226,588 SH   Sole            141,188        85,400
JPMORGAN CHASE & CO.            Com 46625H100     $67,970 1,924,412 SH   Sole          1,224,678       699,734
LEHMAN BROTHERS HOLDINGS INC.   Com 524908100      $7,895    79,525 SH   Sole             50,925        28,600
LIMITED BRANDS INC              Com 532716107     $62,791 2,931,425 SH   Sole          1,862,325     1,069,100
MAY DEPARTMENT STORES           Com 577778103     $12,988   323,400 SH   Sole            201,300       122,100
MCDONALDS CORP                  Com 580135101     $50,076 1,804,545 SH   Sole          1,149,625       654,920
MERCK & CO. INC.                Com 589331107     $55,445 1,800,164 SH   Sole          1,147,394       652,770
MERRILL LYNCH & CO INC          Com 590188108     $38,144   693,400 SH   Sole            440,600       252,800
PFIZER INC                      Com 717081103     $74,211 2,690,735 SH   Sole          1,708,920       981,815
RAYTHEON CO                     Com 755111507      $9,620   245,900 SH   Sole            155,300        90,600
SARA LEE CORP                   Com 803111103     $13,585   685,750 SH   Sole            431,250       254,500
SBC   COMMUNICATIONS INC        Com 78387G103     $87,808 3,697,193 SH   Sole          2,350,663     1,346,530
SEARS HLDGS CORP                Com 812350106      $6,395    42,670 SH   Sole             27,156        15,514
SOUTHERN CO.                    Com 842587107     $60,126 1,734,241 SH   Sole          1,100,350       633,891
UNITED TECHNOLOGIES             Com 913017109     $40,533   789,350 SH   Sole            504,750       284,600
US BANCORP DEL                  Com 902973304      $9,083   311,059 SH   Sole            195,154       115,905
VERIZON   COMMUNICATIONS        Com 92343V104     $35,863 1,038,010 SH   Sole            666,165       371,845
WELLS FARGO & CO                Com 949746101     $50,690   823,150 SH   Sole            521,550       301,600
WEYERHAEUSER CORP.              Com 962166104      $8,981   141,100 SH   Sole             88,500        52,600
                         TOTAL                 $1,928,044


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